VIRTUS ALLIANZGI CONVERTIBLE & INCOME FUND

INVESTMENT ADVISORY AGREEMENT

     THIS AGREEMENT, effective as of the 1st day of February, 2021 by and between Virtus AllianzGI Convertible & Income Fund, a Massachusetts business trust (the “Fund”), and Virtus Investment Advisers, Inc., a Massachusetts corporation (the “Adviser”).

WITNESSETH THAT:

     1. The Fund hereby appoints the Adviser to act as investment adviser to the Fund for the period and on the terms set forth herein. The Adviser accepts such appointment and agrees to render the services described in this Agreement for the compensation herein provided.

     2. The Adviser shall furnish continuously an investment program for the portfolio of the Fund and shall manage the investment and reinvestment of the assets of the portfolio of the Fund, subject at all times to the supervision of the Board of Trustees of the Fund (the “Trustees”).

     3. With respect to managing the investment and reinvestment of the portfolio of the Fund’s assets, the Adviser shall provide, at its own expense:

(a)	Investment research, advice and supervision;
(b)	An investment program for the Fund consistent with its investment objectives, policies and procedures;
(c)	Implementation of the investment program for the Fund including the purchase and sale of securities;
(d)	Implementation of an investment program designed to manage cash, cash equivalents and short-term investments for the Fund with respect to assets designated from time to time to be managed by a subadviser to the Fund;
(e)	Advice and assistance on the general operations of the Fund; and
(f)	Regular reports to the Trustees on the implementation of the Fund’s investment program.

4. The Adviser shall, for all purposes herein, be deemed to be an independent contractor.

5. The Adviser shall furnish at its own expense, or pay the expenses of the Fund, for the following:

(a)	Office facilities, including office space, furniture and equipment;
(b)	Personnel necessary to perform the functions required to manage the investment and reinvestment of the Fund’s assets (including those required for research, statistical and investment work);
(c)	Except as otherwise approved by the Board, personnel are to serve without direct compensation from the Fund as officers or agents of the Fund. The Adviser need not provide personnel to perform, or pay the expenses of the Fund for, services customarily performed for a closed-end management investment company by its administrator, underwriter(s), custodian, financial agent, transfer agent, registrar, dividend disbursing agent, auditors and legal counsel;
(d)	Compensation and expenses, if any, of the Trustees who are also affiliated persons of the Adviser or any subadviser or any of their affiliated persons; and
(e)	Any subadviser recommended by the Adviser and appointed to act on behalf of the Fund.

     6. All costs and expenses not specifically enumerated herein as payable by the Adviser shall be paid by the Fund. Such expenses shall include, but shall not be limited to, all expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Fund and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not affiliated persons of the Adviser, any subadviser or any of their affiliated persons, expenses of Trustees’ and shareholders’ meetings including the cost of printing and mailing proxies, expenses of Adviser personnel attending Trustee meetings as required, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by its underwriter(s) pursuant to an agreement with the Fund), expenses of printing and mailing share certificates representing shares of the Fund, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission to the extent required by law, listing its shares on any exchange, and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders to the extent required by law. Additionally, if authorized by the Trustees, the Fund shall pay for extraordinary expenses and expenses of a non-recurring nature which may include, but not be limited to the reasonable and proportionate cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Fund is a party.

     7. The Adviser shall adhere to all applicable requirements under laws, regulations, rules and orders of regulatory or judicial bodies and all applicable policies and procedures as adopted from time to time by the Trustees, including but not limited to the following:

(a)	Code of Ethics. The Adviser shall adopt a Code of Ethics designed to prevent “access persons” (as defined therein in accordance with Rule 17j-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) from engaging in fraudulent acts or transactions that are, or have the potential of being viewed as, a conflict of interest, and shall monitor for compliance with its Code of Ethics and report any violations to the Fund’s Compliance Officer.
(b)	Policy with Respect to Portfolio Transactions. The Adviser shall have full trading discretion in selecting broker-dealers for Fund transactions on a day to day basis so long as each selection is in conformance with applicable Fund policies and procedures. Such discretion shall include use of “soft dollars” for certain broker and research services, also in conformance with the Fund’s Policy with Respect to Portfolio Transactions. The Adviser may delegate the responsibilities under this section to a Subadviser of the Fund.
(c)	Policy with Respect to Proxy Voting. In the absence of specific direction to the contrary by the Trustees and in a manner consistent with the Fund’s Policy with Respect to Proxy Voting, the Adviser shall be responsible for voting proxies with respect to portfolio holdings of the Fund. The Adviser shall review all proxy solicitation materials and be responsible for voting and handling all proxies in relation to the assets under management by the Adviser in accordance with such policies and procedures adopted or approved by the Fund. Unless the Fund gives the Adviser written instructions to the contrary, the Adviser will, in compliance with the proxy voting procedures of the Fund then in effect or approved by the Fund, vote or abstain from voting, all proxies solicited by or with respect to the issuers of securities in which the assets of the Fund may be invested. The Adviser shall cause the Custodian to forward promptly to the Adviser (or
designee)	all proxies upon receipt so as to afford the Adviser a reasonable amount of
time	in which to determine how to vote such proxies. The Adviser agrees to provide the
Fund	with quarterly proxy voting reports in such form as the Fund may request from
time	to time. The Adviser may delegate the responsibilities under this section to a
Subadviser	of the Fund.
(d)	Procedures for the Valuation of Securities. It shall be the responsibility of the Adviser to
fully	comply with the Fund’s Valuation Procedures. The Adviser may delegate the
responsibilities	under this section to a Subadviser of the Fund.

     8. For providing the services and assuming the expenses outlined herein, the Fund agrees that the Adviser shall be compensated as follows:

(a) The Fund shall pay a fee computed and paid monthly at the annual rate of 0.70% of the average daily managed assets of the Fund. For the purposes of this section, “managed assets” means the total assets of the Fund (including any assets attributable to any preferred shares or other forms of leverage of the Fund that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating “managed assets”, the liquidation preference of any preferred shares outstanding shall not be considered a liability. The average daily managed assets of the Fund shall be determined by taking an average of all of the determinations of such amount during such month at the close of business on each business day during such month while this Agreement is in effect.

(b)	Compensation shall accrue immediately upon the effective date of this Agreement.
(c)	If there is termination of this Agreement during a month, the Fund’s fee for that month shall be proportionately computed upon the average of the daily net managed asset values of the Fund for such partial period in such month.

     9. The services of the Adviser to the Fund are not to be deemed exclusive, the Adviser being free to render services to others and to engage in other activities. Without relieving the Adviser of its duties hereunder and subject to the prior approval of the Trustees and subject further to compliance with applicable provisions of the Investment Company Act, as amended, the Adviser may appoint one or more agents to perform any of the functions and services which are to be provided under the terms of this Agreement upon such terms and conditions as may be mutually agreed upon among the Fund, the Adviser and any such agent.

     10. The Adviser shall not be liable to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder of the Fund in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties hereunder.

11. It is understood that:

(a) Trustees, officers, employees, agents and shareholders of the Fund are or may be “interested persons” of the Adviser as directors, officers, shareholders or otherwise;

(b) Directors, officers, employees, agents and stockholders of the Adviser are or may be “interested persons” of the Fund as Trustees, officers, shareholders or otherwise; and

(c) The existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder.

     12. This Agreement shall take effect as of the date hereof, and shall remain in effect, unless sooner terminated as provided herein, for a period of two years. This Agreement shall continue thereafter on an annual basis provided that (a) such continuance is approved at least annually by either the Trustees or by a “vote of the majority of the outstanding voting securities” of the Fund and (b) the terms and any continuation of this Agreement have been approved by a vote of a majority of the Trustees who are not parties to this Agreement or “interested persons” of any such party cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for the purpose of voting on such approval.

     Any approval of this Agreement by a vote of the holders of a “majority of the outstanding voting securities” of the Fund shall be effective to continue this Agreement notwithstanding (a) that this Agreement has not been approved by a “vote of a majority of the outstanding voting securities” of the Fund affected thereby and (b) that this Agreement has not been approved by the holders of a “vote of a majority of the outstanding voting securities” of the Fund, unless either such additional approval shall be required by any other applicable law or otherwise.

     13. The Fund may terminate this Agreement upon 60 days’ written notice to the Adviser at any time, without the payment of any penalty, by vote of the Trustees or by a “vote of the majority of the outstanding voting securities” of the Fund. The Adviser may terminate this Agreement upon 60 days’ written notice to the Fund, without the payment of any penalty. This Agreement shall immediately terminate in the event of its “assignment”.

     14. The terms “majority of the outstanding voting securities”, “interested persons” and “assignment”, when used herein, shall have the respective meanings in the Investment Company Act.

     15. In the event of termination of this Agreement, or at the request of the Adviser, subject to applicable regulatory requirements in each case, the Fund will eliminate all reference to “Virtus” from its name, and will not thereafter transact business in a name using the word “Virtus” in any form or combination whatsoever, or otherwise use the word “Virtus” as a part of its name. The Fund will thereafter in all prospectuses, advertising materials, letterheads, and other material designed to be read by investors or prospective investors delete from the name the word “Virtus” or any approximation thereof. If the Adviser chooses to withdraw the Fund’s right to use the word “Virtus,” it agrees to submit the question of continuing this Agreement to a vote of the Fund’s shareholders at the time of such withdrawal.

     16. It is expressly agreed that the obligations of the Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Fund personally, but bind only the trust property of the Fund, as provided in the Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees and shareholders of the Fund and signed by the President of the Fund, acting as such; neither such authorization by such Trustees and shareholders nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or be binding upon or impose any liability on any of them personally, but shall bind only the trust property of the Fund as provided in its Declaration of Trust.

     17. This Agreement does not benefit any third-party not expressly named in the Agreement. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed and enforced according to the laws of The Commonwealth of Massachusetts.

     18. Unless the parties hereto mutually consent in writing to the selection of an alternative forum, any suit, action or proceeding brought by or in the right of any shareholder or any person claiming any interest in any shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, this Agreement, or any claim of any nature against the Fund, the Trustees or officers of the Fund, shall be brought exclusively in a federal or state court located within The Commonwealth of Massachusetts (and the appropriate appellate courts therefrom).

     19. Subject to the duty of the Adviser and the Fund to comply with applicable law, including any demand of any regulatory or taxing authority having jurisdiction, the parties hereto shall treat as confidential all information pertaining to the Fund that may be named, and the actions of the Adviser and the Fund in respect thereof.

     20. In the case of class action suits involving securities held in the Fund’s portfolio, the Adviser may include information about the Fund for purposes of participating in any settlements.

     21. A copy of the Fund’s Agreement and Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Fund as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

[Signature page follows]

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers as of the day and year first written above.

VIRTUS ALLIANZGI CONVERTIBLE & INCOME FUND

By: _________________________________________ Name: W. Patrick Bradley Title: Executive Vice President, Chief Financial Officer and Treasurer

VIRTUS INVESTMENT ADVISERS, INC.

By:

Name: Francis G. Waltman
Title: Executive Vice President